Taxation	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Taxation
8. Taxation
(a) Value-added tax (“VAT”)
Pursuant to the provision regulation of the PRC on VAT and its implementation rules, the Company’s subsidiaries and VIEs are generally subject to VAT at a rate of
6%
from
revenues earned from services provided or 17% from sales of general goods. Effective from 1 May, 2018, the
 17% VAT
rate was reduced to 16% and effective from 1 April, 2019, the 16% VAT rate was further reduced to
13%
.
The Group is also subject to cultural development fee on the provision of advertising services in China. The applicable tax rate is
 3%
of the advertising revenue and subject to
a
 50%
reduction which was effective from 1 July, 2019.
(b) Income tax
Composition of income tax
The following table presents the composition of income tax expenses for the years ended December 31, 2017, 2018 and 2019:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current income tax expenses	5,162	11,294	2,432

Income tax expenses	5,162	11,294	2,432

Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company in the Cayman Islands to their shareholders, no Cayman Islands withholding tax will be imposed.
Hong Kong
The subsidiary incorporated in Hong Kong was subject to Hong Kong profits tax at a rate of 16.5% for taxable income earned in Hong Kong before April 1, 2018. Starting from the financial year commencing on April 1, 2018, the two-tiered
profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million. The payments of dividends to its shareholders are not subject to withholding tax in Hong Kong.
China
Under the PRC Enterprise Income Tax Law, or EIT Law, the standard enterprise income tax rate (“EIT rate”) is 25%. Entities qualifying as High and New Technology Enterprises (“HNTE”) qualify for a preferential tax rate of 15% subject to a requirement that they re-apply
for HNTE status every three years.
Youdao Information was qualified as a
n
HNTE in 2015 initially and extended the qualification in 2018, and hence subject to a preferential tax rate of 15% since 2015 to 2020. As of December 31, 2019, Youdao Information was in an accumulative deficit position.
All other PRC incorporated entities of the Group were subject to a 25% income tax rate for all the periods presented.
The following table presents a reconciliation of the differences between the statutory income tax rate and the Group’s effective income tax rate for the years ended December
31
,
2017,
2018
and
2019
:

	For the year ended December 31,
	2017		2018		2019
Statutory income tax rate	25%		25%		25%
Permanent differences	1%		5%		0%
Tax rate difference from tax holiday and statutory rate in other jurisdictions	(7	% )	(5	% )	(9	% )
Change in valuation allowance	(22	% )	(31	% )	(16	% )

Effective income tax rate	(3	% )	(6	% )	0%

(c) Deferred tax assets
The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets as of December 31, 2018 and 2019:

	As of December 31,

	2018	2019
	RMB	RMB
Deferred tax assets
Net operating tax loss carry forwards	144,050	160,743
Advertising and promotion expenses in excess of deduction limit	2,018	60,883
Payroll and expense accrued	549	29,739
Others	—	704
Less: valuation allowance	(146,617)	(252,069)
Total deferred tax assets, net	—	—

The following table sets forth the movement of the valuation allowances for deferred tax assets for the periods presented:

	2018	2019
	RMB	RMB
Balance as of January 1	116,606	146,617
Change of valuation allowance	30,011	105,452

Balance as of December 31	146,617	252,069

The tax losses of the Group expire over different time intervals depending on local jurisdiction. Certain
HNTE

entity’s expiration period for tax losses has been extended from five years to ten years in 2018
,
other entities’ expiration period for tax losses maintains as five years.

As of December 31, 2019, certain entities of the Group had net operating tax loss carry forwards, if not utilized, would expire as follows:

RMB
Loss expiring in 2020	—
Loss expiring in 2021	—
Loss expiring in 2022	—
Loss expiring in 2023	139,465
Loss expiring in 2024	137,645
Loss expiring in 2025	108,483
Loss expiring in 2026	111,357
Loss expiring in 2027	112,069
Loss expiring in 2028	201,070
Loss expiring in 2029	261,516
1,071,605
(d) Withholding income tax
The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident
enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. Such withholding income tax was exempted under the previous EIT Law, which was effective before January 1, 2018. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate that may be lowered to 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The State Administration of Taxation (“SAT”) further promulgated Circular 601 on October 27, 2009, which provides that tax treaty benefits will be denied to “conduit” or shell companies without business substance and that a beneficial ownership analysis will be used based on a “substance-over-form” principle to determine whether or not to grant the tax treaty benefits.

To the extent that subsidiaries and VIE
s
of the Group have undistributed earnings, the Group will accrue appropriate expected withholding tax associated with repatriation of such undistributed earnings. As of December 31, 2018 and 2019, the Group did not record any withholding tax as the PRC entities were still in accumulated deficit position.